Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Debt outstanding
Debt outstanding consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Senior Secured Term Loan B, payable in quarterly installments through April 9, 2021, including variable interest (3.50% at December 31, 2015) at LIBOR or alternate base rate, plus applicable margin, including original issue discount and deferred financing fees of $7.3 million and $3.8 million, respectively, at December 31, 2015 and, original issue discount and deferred financing fees of $4.3 million and $4.0 million, respectively, at December 31, 2014	$1,855.6	$1,877.5
Senior Secured Term Loan A, payable in quarterly installments through June 30, 2020, including variable interest (2.86% at December 31, 2015) at LIBOR or alternate base rate, plus applicable margin, including original issue discount and deferred financing fees of $0.7 million and $0.1 million, respectively, at December 31, 2015	340.4	—
Senior secured revolving line of credit, due on June 30, 2020, variable interest at LIBOR or alternate base rate, plus applicable margin	—	50.0
9.625% Senior Notes - Senior unsecured PIK toggle notes, semi-annual interest payments, 9.625% fixed interest per annum, including deferred financing fees of $22.1 million at December 31, 2014	—	577.9
8.125% Senior Notes - Senior unsecured PIK toggle notes, semi-annual interest payments, 8.125% fixed interest per annum, including original issue discount and deferred financing fees of $1.3 million and $5.9 million, respectively, at December 31, 2014	—	392.8
Other notes payable	6.2	7.4
Capital lease obligations	2.4	2.3
Total debt	$2,204.6	$2,907.9
Less short-term debt and current portion of long-term debt	(43.9)	(74.0)
Total long-term debt	$2,160.7	$2,833.9

Scheduled future maturities
Excluding potential additional principal payments due on the senior secured credit facility based on excess cash flows of the prior year, scheduled future maturities of total debt at December 31, 2015, were as follows:

(in millions)
2016	$43.9
2017	41.7
2018	45.4
2019	45.3
2020	268.4
Thereafter	1,771.8
Unamortized original issue discount and deferred financing fees	(11.9)
Total	$2,204.6